Investments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amortized cost
Due in one year or less	$ 3,243
Due after one year through five years	21,377
Due after five years through ten years	21,718
Due after ten years	18,329
Subtotal	64,667
RMBS and ABS	8,712
Total amortized cost for fixed income securities	73,379
Fair value
Due in one year or less	3,279
Due after one year through five years	22,153
Due after five years through ten years	23,247
Due after ten years	19,347
Subtotal	68,026
RMBS and ABS	8,087
Total fixed income securities	$ 76,113	$ 79,612